Share Capital and Reserves - Summary of Number of Shares (Detail) - Options	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Options exercised during the year	256,521	1,147,149	796,944
Satisfied by reissue of treasury shares [member]
Disclosure of classes of share capital [line items]
Options exercised during the year	256,521	1,147,149	300,283
Satisfied by issue of new shares [member]
Disclosure of classes of share capital [line items]
Options exercised during the year			496,661